Dividend Restrictions	12 Months Ended
Dec. 31, 2013
Disclosure of Restrictions on Dividends, Loans and Advances Disclosure [Abstract]
Dividend Restrictions
Dividend Restrictions
Bank regulators limit the amount of dividends a subsidiary bank can declare in any calendar year without obtaining prior approval. At December 31, 2013, approximately $65.6 million of the total shareholders’ equity of PNB was available for the payment of dividends to the Corporation, without approval by the applicable regulatory authorities.